Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net Sales					$ 6,128,900
Cost and Expenses
Cost of sales					1,337,905
Operating expenses	1,450,899	914,204	7,147,597	3,970,105	1,235,796
Total Cost and Expenses	1,450,899	914,204	7,147,597	3,970,105	2,573,701
Income (Loss) from Operations	(1,450,899)	(914,204)	(7,147,597)	(3,970,105)	3,555,199
Net Non-Operating Income (Loss)	(4,222)	25,529	23,652	(89,559)	15
Income (Loss) before Income Taxes	(1,455,121)	(888,675)	(7,123,945)	(4,059,664)	3,555,214
Income Tax Expense (Benefit)	4,062	2,385	8,519	(883,200)	884,800
Net Income (Loss)	(1,459,183)	(891,060)	(7,132,464)	(3,176,464)	2,670,414
Less: Income (Loss) Attributed to Non-Controlling Interest
Net Income (Loss) Attributable to the Company	(1,459,183)	(891,060)	(7,132,464)	(3,176,464)	2,670,414
Other Comprehensive Loss
Change in foreign currency translation adjustments	2,934	(3,347)	(3,454)	(10)
Total Comprehensive Income (Loss)	$ (1,456,249)	$ (894,407)	$ (7,135,918)	$ (3,176,474)	$ 2,670,414
Net Income (Loss) Per Common Share:
Basic	$ (0.0352)	$ (0.0222)	$ (0.1748)	$ (0.0808)	$ 0.0841
Diluted	$ (0.0352)	$ (0.0222)	$ (0.1748)	$ (0.0808)	$ 0.0759
Weighted Average Shares Outstanding - Basic	41,460,097	40,157,026	40,821,495	39,335,796	31,752,318
Weighted Average Shares Outstanding - Diluted	41,460,097	40,157,026	40,821,495	39,335,796	35,190,236